Income Taxes - Reconciliation of Statutory Federal Income Tax (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal statutory tax rate													35.00%	35.00%
Income tax expense at the federal statutory rate													$ 30,231	$ 6,434
Deduction for pre-merger LLC earnings													0	(5,717)
Income tax expense relating to change in tax status													0	54,142
State income tax expense, net of federal tax benefit													517	42
Non-deductible expenses													1,006	2
Total provision for income taxes	$ 15,163	$ 13,601	$ 11,691	$ 9,099	$ 7,802	$ 3,162	$ 54,903	$ 0	$ 0	$ 0	$ 28,764	$ 10,964	$ 31,754	$ 54,903